CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment, tax	¥ 0	¥ 0	¥ 0
Unrealized gains (losses) on available for sale investments, tax	¥ 0	¥ 0	¥ 0